Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Schedule of exercise prices for stock options outstanding and exercisable associated with employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$10.01	-	$20.00	221,500	8.20	$18.70	8,336	7.75	$18.70
$20.01	-	$30.00	300,675	6.22	$25.67	148,681	4.53	$24.65
$30.01	-	$40.00	6,125,897	7.16	$35.63	2,388,162	7.24	$35.52
$40.01	-	$50.00	1,119,265	6.50	$47.46	519,500	6.22	$47.27
$50.01	-	$60.00	1,609,378	5.52	$57.48	394,252	4.71	$56.78
$60.01	-	$70.00	806,900	5.44	$64.35	301,500	5.14	$65.40
$—	-	$70.00	10,183,615	6.69	$41.99	3,760,431	6.56	$41.30

Schedule of stock option activity associated with employees

	For the Years Ended December 31,
	2020		2019		2018
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period	12,792,812	$41.52	13,365,489	$41.78	8,847,734	$43.90
Granted	1,112,500	$31.21	1,396,750	$33.52	7,026,512	$38.44
Exercised	(109,195)	$28.53	(713,411)	$27.46	(267,905)	$16.43
Forfeited, cancelled and transferred (1)	(3,612,502)	$37.41	(1,256,016)	$43.40	(2,240,852)	$39.73
Total options outstanding, end of period	10,183,615	$41.99	12,792,812	$41.52	13,365,489	$41.78
Performance-based options outstanding, end of period (2)	4,096,749	$44.44	7,608,446	$39.78	8,671,886	$39.95
Exercisable at end of period	3,760,431	$41.30	2,332,489	$44.93	1,705,103	$40.87
(1)	Certain of these stock options include options that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock options are included in the caption “Total options outstanding, end of period.” See discussion of the 2013 LTIP, 2017 LTIP, 2019 LTIP and Other Employee Performance Awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Tax benefit from stock awards exercised	$3,361	$1,239	$1,664

Schedule of aggregate intrinsic value of stock options associated with employees

	As of December 31, 2020
	Options	Options
	Outstanding	Exercisable

	(In thousands)
Aggregate intrinsic value	$5,043	$1,272

Schedule of restricted stock unit activity

	For the Years Ended December 31,
	2020		2019		2018
		Weighted		Weighted		Weighted
	Restricted	Average	Restricted	Average	Restricted	Average
	Stock	Grant Date	Stock	Grant Date	Stock	Grant Date
	Units/Awards	Fair Value	Units/Awards	Fair Value	Units/Awards	Fair Value
Total restricted stock units/awards outstanding, beginning of period	1,463,650	$50.82	1,718,945	$52.16	2,484,720	$51.16
Granted	1,470,505	$32.92	—	$—	—	$—
Vested	(697,660)	$63.81	(9,565)	$63.49	(10,475)	$63.49
Forfeited, cancelled and transferred (1)	(686,250)	$35.14	(245,730)	$59.86	(755,300)	$48.51
Total restricted stock units/awards outstanding, end of period	1,550,245	$34.70	1,463,650	$50.82	1,718,945	$52.16
Restricted Performance Units/Awards outstanding, end of period (2)	1,543,750	$34.58	1,446,300	$50.66	1,689,350	$51.97
(1)	Certain of these restricted stock units/awards include restricted stock units/awards that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock units/awards are included in the caption “Total restricted stock units/awards outstanding, end of period.” See discussion of the 2013 LTIP and Other Employee Performance Awards below.

Schedule of non-cash, stock-based compensation expense recognized

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized (1)	2020	2019	2018

	(In thousands)
2019 LTIP	$12,526	$14,946	$3,475
2017 LTIP	—	(12,902)	3,293
2013 LTIP	(741)	(1,021)	(2,471)
Other employee performance awards	4,370	(592)	17,888
Total non-cash, stock-based compensation expense recognized for performance-based awards	$16,155	$431	$22,185
(1)	“Non-Cash, Stock-Based Compensation Expense Recognized” includes forfeitures.

Schedule of unrecognized non-cash, stock-based compensation expense
Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of December 31, 2020
		Weighted-
	Number of	Average
Performance-Based Stock Options	Awards	Grant Price
2019 LTIP	1,761,241	$34.71
2017 LTIP	1,659,508	$56.39
2013 LTIP	676,000	$40.43
Total	4,096,749	$44.44

Restricted Performance Units/Awards
2013 LTIP	338,000
Other employee performance awards	1,205,750
Total	1,543,750

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cost of services	$7,194	$838	$1,412
Selling, general and administrative	23,477	13,015	34,109
Total non-cash, stock based compensation	$30,671	$13,853	$35,521

Schedule of assumptions of Black-Scholes option valuation model

	For the Years Ended December 31,
Stock Options	2020		2019		2018
Risk-free interest rate	0.17%	1.72%	1.51%	2.53%	2.09%	2.98%
Volatility factor	28.91%	48.08%	28.86%	32.08%	23.33%	30.22%
Expected term of options in years	3.3	5.5	4.3	5.5	2.8	5.5
Fair value of options granted	$5.50	$12.10	$7.58	$12.45	$7.10	$12.53